Cash and equivalents and marketable securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 128
Available-for-sale securities, One to five years, Cost basis	200
Available-for-sale securities, Six to ten years, Cost basis	63
Available-for-sale securities, Total Cost basis	391
Available-for-sale securities, Less than one year, Fair value	128
Available-for-sale securities, One to five years, Fair value	210
Available-for-sale securities, Six to ten years, Fair value	69
Available-for-sale securities, Total Fair value	407
Held-to-maturity Securities, One to five years, Cost basis	41
Held-to-maturity Securities, Six to ten years, Cost basis	56
Held-to-maturity Securities, Total Cost basis	97
Held-to-maturity Securities, One to five years, Fair value	48
Held-to-maturity Securities, Six to ten years, Fair value	76
Held-to-maturity Securities, Total Fair value	124
Marketable securities pledged as collateral	$ 96	$ 90